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                                                                  THE HARTFORD



January 27, 2003



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Room

RE:    FIRST FORTIS LIFE INSURANCE COMPANY
       SEPARATE ACCOUNT A ("REGISTRANT")
       FORTIS OPPORTUNITY VARIABLE ANNUITY
       FILE NO. 33-71688

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

     1. The form of Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph
          (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

     2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on January 21, 2003.

If you should have any additional questions, please feel free to contact me at
(860) 843-3467.

Sincerely,

/s/ Krystal Miarecki

Krystal Miarecki
Legal Assistant